LONG-TERM INVESTMENTS - Equity investments without readily determinable fair value (Details) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 28, 2021	Jan. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Equity investments without readily determinable fair value
Balance at beginning of the year			$ 23,232
Investment in Wuhan Qiyunshilian Technology Co., Ltd. ("Wuhan Qiyunshilian")				$ 77,015
Transfer of investment in Wuhan Qiyunshilian				(54,364)
Foreign exchange gain (loss)			(837)	581
Balance at end of the year			$ 22,395	23,232
Beijing Deran Technology Co., Ltd ("Beijing Deran")
Equity investments without readily determinable fair value
Equity interest %			49.00%
BaiJiaYun VIE | Beijing Deran Technology Co., Ltd ("Beijing Deran")
Equity investments without readily determinable fair value
% of Ownership			51.00%
Wuhan Qiyunshilian Technology Co., Ltd. ("Wuhan Qiyunshilian")
Equity investments without readily determinable fair value
Balance at beginning of the year			$ 23,232
Investment in Wuhan Qiyunshilian Technology Co., Ltd. ("Wuhan Qiyunshilian")		$ 77,015
Balance at end of the year			$ 22,395	$ 23,232
Wuhan Qiyunshilian Technology Co., Ltd. ("Wuhan Qiyunshilian") | Beijing Deran Technology Co., Ltd ("Beijing Deran")
Equity investments without readily determinable fair value
% of Ownership		51.00%
Wuhan Qiyunshilian Technology Co., Ltd. ("Wuhan Qiyunshilian") | BaiJiaYun VIE
Equity investments without readily determinable fair value
Transfer of investment in Wuhan Qiyunshilian	$ 54,364
Equity interest transferred %	36.00%
Wuhan Qiyunshilian Technology Co., Ltd. ("Wuhan Qiyunshilian") | BaiJiaYun VIE | Wuhan Qiyunshilian Technology Co., Ltd. ("Wuhan Qiyunshilian")
Equity investments without readily determinable fair value
Equity interest %			15.00%	15.00%